FAIR VALUE MEASUREMENT - Summary of assets measured at fair value on a recurring basis (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	¥ 2,212,717	¥ 985,642
Available-for-sale debt investments-Long term investment	337,494	863,625
Available-for-sale debt investments
Unrealized gains	72,485	59,241
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Total	3,011,391	2,621,054
Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	249,033	712,672
Unrealized gain	36,838	12,860
Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	212,147	59,115
Available-for-sale Investments [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments	2,550,211	1,849,267
Available-for-sale debt investments
Original cost	2,477,726	1,790,026
Unrealized gains	72,485	59,241
Unrealized loss	0	0
Provision for decline in value	0	0
Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	2,212,717	985,642
Available-for-sale debt investments
Original cost	2,147,254	966,011
Unrealized gains	65,463	19,631
Unrealized loss	0	0
Provision for decline in value	0	0
Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment	337,494	863,625
Available-for-sale debt investments
Original cost	330,472	824,015
Unrealized gains	7,022	39,610
Unrealized loss	0	0
Provision for decline in value	0	0
Quoted Prices in Active Market for Identical Assets [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Total	0	202,635
Quoted Prices in Active Market for Identical Assets [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	0	0
Quoted Prices in Active Market for Identical Assets [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	0	0
Quoted Prices in Active Market for Identical Assets [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	0	202,635
Quoted Prices in Active Market for Identical Assets [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment	0	0
Significant Other Observable Inputs [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Total	2,199,662	2,418,419
Significant Other Observable Inputs [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	0	712,672
Significant Other Observable Inputs [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	0	59,115
Significant Other Observable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	2,137,269	783,007
Significant Other Observable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment	62,393	863,625
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Total	811,729	0
Significant Unobservable Inputs (Level 3) [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	249,033	0
Significant Unobservable Inputs (Level 3) [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	212,147	0
Significant Unobservable Inputs (Level 3) [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	75,448	0
Significant Unobservable Inputs (Level 3) [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment	¥ 275,101	¥ 0